PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2035 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30.1%
52,639  BNY Mellon High Yield
Beta ETF
$ 2,449,293
1.9
18,688  iShares Core S&P Mid-
Cap ETF
4,939,238
3.9
37,004  iShares Core S&P
Small-Cap ETF
3,729,263
2.9
99,722  iShares Core U.S.
Aggregate Bond ETF
9,653,090
7.6
280,722  Vanguard FTSE
Developed Markets
ETF
12,843,032
10.1
60,363  Vanguard FTSE
Emerging Markets ETF
2,446,512
1.9
39,031  Vanguard Long-Term
Treasury ETF
2,344,592
1.8
Total Exchange-Traded
Funds
(Cost $38,746,352)
38,405,020
30.1
MUTUAL FUNDS : 69.8%
Affiliated Investment Companies : 25.7%
2,147,002  Voya Intermediate
Bond Fund - Class R6
18,335,394
14.4
554,540  Voya Multi-Manager
International Equity
Fund - Class I
5,268,133
4.1
601,912  Voya Multi-Manager
International Factors
Fund - Class I
5,332,938
4.2
383,456
(1)
Voya VACS Series
EME Fund
3,861,403
3.0
32,797,868
25.7
Unaffiliated Investment Companies : 44.1%
1,129,815  TIAA-CREF S&P
500 Index Fund
- Institutional Class
56,140,531
44.1
Total Mutual Funds
(Cost $84,548,938)
88,938,399
69.8
Total Long-Term
Investments
(Cost $123,295,290)
127,343,419
99.9
Total Investments in
Securities
(Cost $123,295,290) $ 127,343,419 99.9
Assets in Excess of
Other Liabilities 116,558 0.1
Net Assets $ 127,459,977 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2035 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 38,405,020 $ — $ — $ 38,405,020
Mutual Funds 88,938,399 — — 88,938,399
Total Investments, at fair value $ 127,343,419 $ — $ — $ 127,343,419
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund - Class R6 $ 13,963,922 $ 6,564,071 $ (1,973,525) $ (219,074) $ 18,335,394 $ 170,025 $ (28,075) $ —
Voya Multi-Manager International Equity
Fund - Class I 3,917,518 2,274,802 (943,017) 18,830 5,268,133 — 30,471 —
Voya Multi-Manager International Factors
Fund - Class I 3,918,332 2,274,803 (928,295) 68,098 5,332,938 — 59,554 —
Voya VACS Series EME Fund — 3,959,588 (24,681) (73,504) 3,861,403 — 329 —
$ 21,799,772 $ 15,073,264 $ (3,869,518) $ (205,650) $ 32,797,868 $ 170,025 $ 62,279 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,155,557
Gross Unrealized Depreciation (1,107,428)
Net Unrealized Appreciation $ 4,048,129